Label	Element	Value
Invesco® V.I. Nasdaq 100 Buffer Fund - December | Invesco® V.I. Nasdaq 100 Buffer Fund - December
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco® V.I. Nasdaq 100 Buffer Fund - December